Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Cash Flow Hedges (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 201,150	$ 2,061,015
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,666,106	2,633,896
Cash Flow Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,421,374	2,407,923
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,244,732	225,973
Interest rate risk [member] | Cash Flow Hedges [Member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(333,410)	(218,990)
Interest rate risk [member] | Cash Flow Hedges [Member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	333,410	218,990
Interest rate risk [member] | Cash Flow Hedges [Member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	92,338	53,415
Interest rate risk [member] | Cash Flow Hedges [Member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	425,748	(53,415)
Interest rate risk [member] | Cash Flow Hedges [Member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(425,748)	(272,405)
Interest rate risk [member] | Cash Flow Hedges [Member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(92,338)	272,405
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(284,102)	(193,364)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	284,102	193,364
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,920	47,490
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	333,022	(47,490)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(333,022)	(240,854)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(48,920)	240,854
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(49,308)	(25,626)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	49,308	25,626
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	43,418	5,925
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	92,726	(5,925)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(92,726)	(31,551)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (43,418)	$ 31,551